Additional Information Included in the Consolidated Statement of Cash Flows	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Additional Information Included in the Consolidated Statement of Cash Flows [Abstract]
Additional information included in the consolidated statement of cash flows

11.    Additional information included in the consolidated statement of cash flows

Changes in non-cash working capital items:

	Three months ended December 31,
	2024 $	2023 $
Trade receivable and other receivables	(14,782)	1,566,588
Government assistance and R&D tax credits receivable	30,845	62,754
Inventories	351,988	(271,644)
Prepaid expenses	(1,486,604)	(3,522,378)
Prepaid financing fees	(140,475)	—
Accounts payable and accrued liabilities	(1,071,588)	(10,709,982)
Contract liability	7,194,500	—
Provisions	—	(459,054)
	4,863,884	(13,333,716)

22.    Additional information included in the consolidated statement of cash flows

Changes in non-cash working capital items:

	As at September 30,
	2024 $	2023 $	2022 $
Trade receivable and other receivables	2,200,073	96,806	(2,219,607)
Government assistance and R&D tax credits receivable	(283,771)	(205,042)	553,097
Inventories	(298,722)	(609,663)	(541,093)
Prepaid expenses	(219,276)	(273,497)	95,795
Prepaid financing fees	(55,014)	—	—
Accounts payable and accrued liabilities	(11,454,393)	2,534,308	1,720,000
Provisions	(878,144)	878,144	—
	(10,989,247)	2,421,056	(391,808)